Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Line Items]
Determination of fair values from quoted market prices or valuation techniques (assets)

Determination of fair values from quoted market prices or valuation techniques
1
30.6.25 31.3.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring

basis
Financial assets at fair value held for trading 134,759 31,274 3,454 169,487 133,803 27,969 3,665 165,437 128,428 27,687 3,108 159,223
of which: Equity instruments 117,036 370 155 117,562 117,487 320 138 117,945 116,536 430 91 117,056
of which: Government bills / bonds 8,997 3,715 139 12,851 8,304 3,468 46 11,817 4,443 3,261 41 7,746
of which: Investment fund units 7,554 874 96 8,525 7,180 949 149 8,279 6,537 987 151 7,675
of which: Corporate and municipal bonds 1,167 22,996 757 24,920 828 20,777 876 22,480 911 17,585 838 19,334
of which: Loans 0 3,145 2,172 5,317 0 2,254 2,292 4,545 0 5,200 1,799 6,998
of which: Asset-backed securities 4 168 134 306 4 197 162 363 1 219 153 373
Derivative financial instruments 1,315 166,156 3,151 170,622 1,372 134,789 2,459 138,620 795 182,849 2,792 186,435
of which: Foreign exchange

815 77,661 81 78,558 570 48,911 71 49,551 472 100,572 66 101,111
of which: Interest rate

0 37,667 884 38,550 0 38,135 898 39,033 0 41,193 878 42,071
of which: Equity / index

0 44,112 1,255 45,367 0 39,940 937 40,877 0 35,747 1,129 36,876
of which: Credit 0 2,310 928 3,238 0 2,668 517 3,185 0 2,555 581 3,136
of which: Commodities 2 4,267 2 4,272 2 4,989 35 5,026 1 2,599 17 2,617
Brokerage receivables 0 29,068 0 29,068 0 28,747 0 28,747 0 25,858 0 25,858
Financial assets at fair value not held for trading 44,849 53,393 9,261 107,503 40,762 52,129 9,185 102,075 35,910 50,545 8,747 95,203
of which: Financial assets for unit-linked
investment contracts 19,424 112 1 19,537 17,398 4 0 17,403 17,101 6 0 17,106
of which: Corporate and municipal bonds 31 19,182 91 19,303 30 14,844 145 15,020 31 14,695 133 14,859
of which: Government bills / bonds 24,842 6,093 0 30,935 22,856 6,062 0 28,919 18,264 6,204 0 24,469
of which: Loans 0 5,626 3,734 9,360 0 4,972 3,589 8,561 0 4,427 3,192 7,619
of which: Securities financing transactions 0 21,208 703 21,911 0 24,995 731 25,726 0 24,026 611 24,638
of which: Asset-backed securities 0 864 534 1,399 0 1,041 540 1,581 0 972 597 1,569 of which: Auction rate securities 0 0 191 191 0 0 191 191 0 0 191 191 of which: Investment fund units 433 137 626 1,196 387 123 640 1,150 423 133 681 1,237 of which: Equity instruments 119 0 3,064 3,183 90 0 2,930 3,020 91 0 2,916 3,008
Financial assets measured at fair value through other

comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 4,716 2,156 0 6,872 1,130 2,087 0 3,216 59 2,137 0 2,195
of which: Government bills / bonds 4,644 0 0 4,644 1,064 0 0 1,064 0 0 0 0 of which: Commercial paper and certificates of
deposit 0 1,926 0 1,926 0 1,916 0 1,916 0 1,959 0 1,959
of which: Corporate and municipal bonds 71 231 0 302 66 171 0 236 59 178 0 237
Non-financial assets measured at fair value on a recurring

basis
Precious metals and other physical commodities 9,465 0 0 9,465 7,623 0 0 7,623 7,341 0 0 7,341
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 76 76 0 0 89 89 0 0 84 84
Total assets measured at fair value 195,104 282,047 15,942 493,093 184,689 245,720 15,398 445,808 172,532 289,076 14,731 476,340

Determination of fair values from quoted market prices or valuation techniques (liabilities)

Determination of fair values from quoted market prices or valuation techniques (continued)
1
30.6.25 31.3.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a

recurring basis
Financial liabilities at fair value held for trading 38,240 14,057 50 52,346 30,503 12,565 31 43,099 24,577 10,429 240 35,247
of which: Equity instruments 30,081 215 26 30,322 22,597 390 21 23,008 18,528 257 29 18,814
of which: Corporate and municipal bonds 0 11,953 21 11,974 2 10,768 5 10,775 5 8,771 206 8,982 of which: Government bills / bonds 5,614 1,629 0 7,243 6,490 1,210 0 7,699 4,336 1,174 0 5,510
of which: Investment fund units 2,545 169 1 2,715 1,414 96 3 1,512 1,708 162 3 1,873
Derivative financial instruments 1,294 178,463 4,148 183,905 1,407 136,694 4,130 142,230 829 175,788 4,060 180,678
of which: Foreign exchange

736 88,058 56 88,850 553 50,624 44 51,220 506 94,077 46 94,628
of which: Interest rate

0 33,261 307 33,568 0 33,911 337 34,248 0 36,313 324 36,636
of which: Equity / index

0 50,340 3,469 53,810

0 44,707 3,293 48,000 0 39,597 3,142 42,739
of which: Credit 0 3,192 241 3,433 0 3,182 374 3,556 0 3,280 414 3,694
of which: Commodities 1 3,498 11 3,510 2 4,128 25 4,155 1 2,200 15 2,216
of which: Loan commitments measured at FVTPL 0 12 30 42 0 45 29 74 0 75 62 137
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair

value
0 57,951 0 57,951 0 59,921 0 59,921 0 49,023 0 49,023
Debt issued designated at fair value 0 96,878 11,374 108,252 0 96,189 11,204 107,393 0 90,725 11,842 102,567
Other financial liabilities designated at fair value 0 31,749 3,780 35,529 0 28,525 4,267 32,792 0 29,779 4,262 34,041
of which: Financial liabilities related to unit-linked
investment contracts 0 19,669 0 19,669 0 17,528 0 17,528 0 17,203 0 17,203
of which: Securities financing transactions
0 4,580 118 4,699 0 3,985 108 4,094 0 5,798 0 5,798
of which: Funding from UBS Group AG
0 4,639 1,480 6,119 0 4,042 1,515 5,557 0 3,848 1,494 5,342
of which: Over-the-counter debt instruments
and others 0 2,861 2,182 5,043 0 2,969 2,644 5,613 0 2,930 2,768 5,698
Total liabilities measured at fair value 39,535 379,098 19,352 437,984 31,909 333,894 19,633 385,436 25,406 355,744 20,405 401,555
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in

this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Deferred day-1 profit or loss reserves

Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Reserve balance at the beginning of the period 391 421 379 421 397
Effect from merger of UBS AG and Credit Suisse AG
1
1 1
Profit / (loss) deferred on new transactions 68 65 59 133 101
(Profit) / loss recognized in the income statement (41) (95) (50) (135) (110)
Foreign currency translation (1) (1) (1) (2) (1)
Reserve balance at the end of the period 417 391 388 417 388
1 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

Other valuation adjustment reserves on the balance sheet

Other valuation adjustment reserves on the balance sheet
As of
USD m 30.6.25 31.3.25 31.12.24
Own credit adjustments on financial liabilities designated at fair value
1
(1,100) (942) (1,165)
of which: debt issued designated at fair value (774) (680) (780)
of which: other financial liabilities designated at fair value (325) (262) (385)
Credit valuation adjustments
2
(40) (128) (125)
Funding and debit valuation adjustments (87) (69) (96)
Other valuation adjustments (966) (971) (1,206)
of which: liquidity (586) (570) (746)
of which: model uncertainty (380) (401) (460)
1 Own credit adjustments on financial liabilities designated at fair value includes amounts for TLAC notes.

2 Amount does not include reserves against defaulted counterparties.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.25 31.12.24
USD bn 30.6.25 31.12.24 30.6.25 31.12.24 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair value not held for

trading
Corporate and municipal
bonds 0.8 1.0 0.0 0.2
Relative value to
market comparable Bond price equivalent 12 104 77 23 114 98 points
Loans at fair value (held for
trading and not held for
trading) and guarantees
3
6.0 5.2 0.0 0.0
Relative value to
market comparable Loan price equivalent 3 101 93 1 173 84 points
Discounted expected
cash flows Credit spread 17 294 94 16 545 195
basis
points
Market comparable
and securitization
model Credit spread 98 1,958 225 75 1,899 208
basis
points
Asset-backed securities 0.7 0.7 0.0 0.0
Relative value to
market comparable Bond price equivalent 5 105 80 0 112 79 points
Investment fund units
4
0.7 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
4
3.2 3.0 0.0 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
3
11.4 11.8
Other financial liabilities
designated at fair value
3
3.8 4.3
Discounted expected
cash flows Funding spread 95 224 95 201
basis
points
Derivative financial instruments
Interest rate 0.9 0.9 0.3 0.3 Option model Volatility of interest rates 53 119 50 156 basis
points
IR-to-IR correlation
68 99 60 99%
Discounted expected
cash flows Funding spread
5 20 5 20
basis
points
Credit 0.9 0.6 0.2 0.4
Discounted expected
cash flows
Credit spreads

3 1,760 2 1,789
basis
points
Credit correlation 50 58 50 66%
Recovery rates
0 100 0 100%
Option model Credit volatility
60 143 59 127%
Recovery rates
0 40%
Equity / index 1.3 1.1 3.5 3.1 Option model Equity dividend yields 0 10 0 16%
Volatility of equity stocks,
equity and other indices 3 99 4 126%
Equity-to-FX correlation (65) 74 (65) 80%
Equity-to-equity correlation (10) 100 0 100%
Loan commitments
measured at FVTPL
0.0 0.1
Relative value to
market comparable
Loan price equivalent 80 100 60 101 points
1 The ranges of significant unobservable

inputs are represented in points, percentages and

basis points. Points are

a percentage of par (e.g. 100

points would be 100% of par).

2 Weighted averages are provided
for most non-derivative financial instruments and were calculated by weighting inputs based on the fair values of

the respective instruments. Weighted averages

are not provided for inputs related to Other

financial
liabilities designated at fair value and Derivative financial instruments,

as this would not be meaningful.

3 Debt issued designated at fair value primarily consists of UBS AG structured notes, which include variable
maturity notes with various

equity and foreign exchange

underlying risks, as well

as rates-linked and

credit-linked notes, all

of which have embedded derivative

parameters that are considered

to be unobservable.
The derivative instrument parameters for debt issued designated at fair value, embedded derivatives for over-the-counter debt instruments reported under Other financial liabilities designated at fair value and funded derivatives reported under Loans at fair value (held for trading and not held for trading) are presented in the corresponding derivative financial instruments lines in this table.

4 The range of inputs is not disclosed,
as there is a dispersion of values given the diverse nature of the investments.

Sensitivity of fair value measurements to changes in unobservable input assumptions

Sensitivity of fair value measurements to changes in unobservable input assumptions
1
30.6.25 31.3.25 31.12.24
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Loans at fair value (held for trading and not held for trading) and guarantees
2
141 (112) 147 (115) 185 (143)
Securities financing transactions 25 (14) 25 (20) 30 (24)
Auction rate securities 8 (4) 8 (6) 8 (6)
Asset-backed securities 19 (17) 23 (18) 32 (28)
Equity instruments 387 (370) 348 (314) 333 (308)
Investment fund units 178 (180) 176 (178) 179 (181)
Loan commitments measured at FVTPL 13 (41) 15 (47) 38 (42)
Interest rate derivatives, net 68 (58) 77 (65) 115 (70)
Credit derivatives, net 78 (108) 88 (108) 112 (117)
Foreign exchange derivatives, net 6 (5) 4 (3) 3 (2)
Equity / index derivatives, net 690 (577) 619 (503) 732 (617)
Other 216 (115) 256 (152) 289 (161)
Total 1,830 (1,601) 1,785 (1,528) 2,056 (1,700)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

2 Sensitivity of funded derivatives is reported under equivalent derivatives.

Movements of Level 3 instruments

Movements of Level 3 instruments
USD bn
Balance at
the
beginning
of the
period
Effect from
merger of
UBS AG
and Credit
Suisse AG
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the six months ended 30 June 2025
2
Financial assets at fair value held for
trading 3.1 (0.0) (0.1) 0.4 (1.1) 1.1 (0.4) 0.4 (0.1) 0.1 3.5
of which: Equity instruments 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2
of which: Corporate and municipal
bonds 0.8 (0.0) (0.0) 0.3 (0.4) 0.0 (0.0) 0.1 (0.1) 0.0 0.8
of which: Loans 1.8 0.1 (0.0) 0.0 (0.5) 1.1 (0.3) 0.0 (0.0) 0.0 2.2
Derivative financial instruments –
assets 2.8 (0.0) 0.1 0.0 (0.0) 1.3 (0.9) 0.3 (0.3) 0.0 3.2
of which: Interest rate 0.9 0.1 0.1 0.0 (0.0) 0.0 (0.2) 0.1 (0.0) (0.1) 0.9 of which: Equity / index 1.1 (0.2) (0.2) 0.0 0.0 0.7 (0.3) 0.1 (0.2) 0.0 1.3 of which: Credit 0.6 0.1 0.2 0.0 (0.0) 0.5 (0.3) 0.1 (0.1) 0.0 0.9
Financial assets at fair value not held
for trading 8.7 0.7 0.6 0.1 (0.3) 0.7 (0.8) 0.1 (0.1) 0.2 9.3 of which: Loans 3.2 0.7 0.7 0.0 (0.0) 0.5 (0.7) 0.0 (0.0) 0.1 3.7
of which: Auction rate securities 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.2 of which: Equity instruments 2.9 0.1 0.1 0.1 (0.1) 0.0 (0.0) 0.0 (0.0) 0.1 3.1
of which: Investment fund units 0.7 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.0 0.0 0.6 of which: Asset-backed securities 0.6 (0.0) (0.0) 0.0 (0.1) 0.0 0.0 0.0 (0.0) 0.0 0.5
Derivative financial instruments –
liabilities 4.1 0.2 0.2 0.0 (0.0) 1.2 (1.0) 0.1 (0.6) 0.1 4.1
of which: Interest rate 0.3 0.1 0.1 0.0 (0.0) 0.0 (0.1) 0.0 (0.0) 0.0 0.3 of which: Equity / index 3.1 0.2 0.2 0.0 0.0 1.1 (0.6) 0.1 (0.5) 0.1 3.5 of which: Credit 0.4 (0.0) (0.1) 0.0 0.0 0.1 (0.2) 0.0 (0.0) (0.0) 0.2
of which: Loan commitments
measured at FVTPL 0.1 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.0
Debt issued designated at fair value 11.8 0.3 0.3 0.0 0.0 2.6 (1.7) 0.8 (2.9) 0.5 11.4
Other financial liabilities designated at
fair value 4.3 (0.1) (0.1) 0.0 (0.0) 0.4 (0.8) 0.0 (0.0) 0.1 3.8

For the six months ended 30 June 2024
Financial assets at fair value held for
trading 1.8 7.8 0.0 (0.0) 0.3 (1.0) 0.7 (1.4) 0.1 (0.3) (0.0) 8.0
of which: Equity instruments 0.1 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) (0.0) 0.2
of which: Corporate and municipal
bonds 0.6 0.4 (0.1) (0.1) 0.2 (0.2) 0.0 0.0 0.0 (0.0) (0.0) 0.9
of which: Loans 0.9 7.0 0.1 0.1 0.0 (0.7) 0.7 (1.4) (0.0) (0.3) (0.0) 6.4
Derivative financial instruments –
assets 1.3 0.7 (0.1) (0.0) 0.0 (0.0) 0.7 (0.4) 0.4 (0.2) (0.0) 2.3
of which: Interest rate 0.3 0.0 0.0 0.0 0.0 0.0 0.0 (0.1) 0.2 (0.0) 0.0 0.4 of which: Equity / index 0.7 0.2 (0.0) (0.0) 0.0 0.0 0.5 (0.2) 0.1 (0.1) (0.0) 1.2
of which: Credit 0.3 0.1 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.5
Financial assets at fair value not held
for trading 4.1 4.1 (0.1) (0.1) 0.3 0.0 1.1 (1.4) 0.1 (0.1) (0.0) 8.0
of which: Loans 1.3 0.8 (0.1) (0.1) 0.1 0.0 0.7 (0.1) 0.0 (0.1) (0.0) 2.6
of which: Auction rate securities 1.2 0.0 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2
of which: Equity instruments 1.1 1.8 0.0 0.0 0.1 (0.0) 0.0 0.0 0.0 0.0 (0.0) 2.9
of which: Investment fund units 0.2 0.4 0.0 (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Asset-backed securities 0.0 0.5 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) (0.0) 0.5
Derivative financial instruments –
liabilities 3.2 0.9 (0.1) (0.1) 0.1 (0.0) 1.7 (1.4) 0.4 (0.3) (0.0) 4.4
of which: Interest rate 0.1 0.1 (0.1) (0.0) 0.0 0.0 0.1 0.0 0.1 (0.0) 0.0 0.2 of which: Equity / index 2.7 0.2 0.1 0.0 0.1 (0.0) 1.5 (1.2) 0.3 (0.2) (0.0) 3.4
of which: Credit 0.3 0.2 (0.0) (0.1) 0.0 (0.0) 0.1 (0.1) 0.0 (0.0) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 0.0 0.4 (0.1) (0.1) 0.0 (0.0) 0.0 0.0 0.0 0.0 (0.0) 0.3
Debt issued designated at fair value 7.8 4.5 0.2 0.2 0.0 (0.0) 2.9 (2.5) 0.6 (1.9) (0.1) 11.5
Other financial liabilities designated at
fair value 2.3 1.9 (0.1) (0.1) 0.0 (0.0) 1.1 (0.2) 0.0 (0.1) (0.0) 4.9
1 Net gains / losses included in

comprehensive income are recognized in

Net interest income and Other net

income from financial instruments measured

at fair value through profit

or loss in the Income statement,
and also in

Gains / (losses)

from own credit

on financial liabilities

designated at fair

value, before

tax in

the Statement of

comprehensive income.

2 Total

Level 3 assets

as of 30

June 2025

were USD
15.9 bn
(31 December 2024: USD 14.7 bn). Total Level 3 liabilities as of 30 June 2025 were USD 19.4 bn (31 December 2024: USD 20.4 bn).

Financial instruments not measured at fair value

Financial instruments not measured at fair value
30.6.25 31.3.25 31.12.24
USD bn
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 236.2 236.2 231.4 231.4 223.3 223.3
Amounts due from banks 20.7 20.7 20.3 20.3 18.1 18.1
Receivables from securities financing transactions measured at amortized cost
110.2 110.2 101.8 101.8 118.3 118.3
Cash collateral receivables on derivative instruments 45.5 45.5 39.0 39.0 44.0 44.0
Loans and advances to customers 653.2 649.3 603.2 597.1 587.3 582.4
Other financial assets measured at amortized cost 72.5 71.3 66.9 65.4 59.3 57.5
Liabilities
Amounts due to banks 31.9 31.9 27.8 27.8 23.3 23.4
Payables from securities financing transactions measured at amortized cost 16.3 16.3 15.0 15.0 14.8 14.8
Cash collateral payables on derivative instruments 33.5 33.5 32.0 32.0 36.4 36.4
Customer deposits 804.7 805.5 747.5 748.2 749.5 750.0
Funding from UBS Group AG measured at amortized cost 113.0 117.2 111.5 115.3 107.9 112.5
Debt issued measured at amortized cost 107.5 107.9 98.3 98.7 101.1 102.7
Other financial liabilities measured at amortized cost
1
14.9 14.9 15.6 15.6 17.9 17.9
1 Excludes lease liabilities.